Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Asset Allocation Funds
Entity Central Index Key	0000914209
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	PMIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Income Fund (previously known as Putnam Multi-Asset Income Fund) for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$81	0.77%
[1]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Franklin Multi-Asset Income Fund returned 9.45%. The Fund compares its performance to the Franklin Multi-Asset Income Blended Benchmark†, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. High Dividend Equity strategy
↑	International High Dividend Equity strategy
↑	Global Fixed Income strategy

Top detractors from performance:
↓	There were no significant detractors from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	9.45	3.97	4.77
Class A (with sales charge)	5.07	3.13	4.13
Bloomberg U.S. Aggregate Index	1.89	-0.29	0.77
Franklin Multi-Asset Income Blended Benchmark†	7.55	4.01	5.24
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 932,234,716
Holdings Count | $ / shares	2,141
Advisory Fees Paid, Amount	$ 1,688,800
Investment Company Portfolio Turnover	245.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$932,234,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,141
Total Management Fee Paid	$1,688,800
Portfolio Turnover Rate	245%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition† (% of Total Net Assets)	[3],[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Franklin Advisers, Inc. (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	PMICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Income Fund (previously known as Putnam Multi-Asset Income Fund) for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$159	1.52%
[5]
Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Franklin Multi-Asset Income Fund returned 8.63%. The Fund compares its performance to the Franklin Multi-Asset Income Blended Benchmark†, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. High Dividend Equity strategy
↑	International High Dividend Equity strategy
↑	Global Fixed Income strategy

Top detractors from performance:
↓	There were no significant detractors from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	8.63	3.18	3.98
Class C (with sales charge)	7.63	3.18	3.98
Bloomberg U.S. Aggregate Index	1.89	-0.29	0.77
Franklin Multi-Asset Income Blended Benchmark†	7.55	4.01	5.24
[6]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 932,234,716
Holdings Count | $ / shares	2,141
Advisory Fees Paid, Amount	$ 1,688,800
Investment Company Portfolio Turnover	245.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$932,234,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,141
Total Management Fee Paid	$1,688,800
Portfolio Turnover Rate	245%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition† (% of Total Net Assets)	[7],[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Franklin Advisers, Inc. (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class P
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Income Fund
Class Name	Class P
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Income Fund (previously known as Putnam Multi-Asset Income Fund) for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$39	0.37%
[9]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class P shares of Franklin Multi-Asset Income Fund returned 9.78%. The Fund compares its performance to the Franklin Multi-Asset Income Blended Benchmark†, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. High Dividend Equity strategy
↑	International High Dividend Equity strategy
↑	Global Fixed Income strategy

Top detractors from performance:
↓	There were no significant detractors from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (12/31/2019)
Class P	9.78	4.72	5.73
Bloomberg U.S. Aggregate Index	1.89	-0.29	0.77
Franklin Multi-Asset Income Blended Benchmark†	7.55	4.01	5.24
[10]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 932,234,716
Holdings Count | $ / shares	2,141
Advisory Fees Paid, Amount	$ 1,688,800
Investment Company Portfolio Turnover	245.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$932,234,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,141
Total Management Fee Paid	$1,688,800
Portfolio Turnover Rate	245%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition† (% of Total Net Assets)	[11],[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Franklin Advisers, Inc. (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Income Fund
Class Name	Class R
Trading Symbol	PMIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Income Fund (previously known as Putnam Multi-Asset Income Fund) for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$107	1.02%
[13]
Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R shares of Franklin Multi-Asset Income Fund returned 9.18%. The Fund compares its performance to the Franklin Multi-Asset Income Blended Benchmark†, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. High Dividend Equity strategy
↑	International High Dividend Equity strategy
↑	Global Fixed Income strategy

Top detractors from performance:
↓	There were no significant detractors from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	9.18	3.71	4.51
Bloomberg U.S. Aggregate Index	1.89	-0.29	0.77
Franklin Multi-Asset Income Blended Benchmark†	7.55	4.01	5.24
[14]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 932,234,716
Holdings Count | $ / shares	2,141
Advisory Fees Paid, Amount	$ 1,688,800
Investment Company Portfolio Turnover	245.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$932,234,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,141
Total Management Fee Paid	$1,688,800
Portfolio Turnover Rate	245%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition† (% of Total Net Assets)	[15],[16]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Franklin Advisers, Inc. (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Income Fund
Class Name	Class R5
Trading Symbol	PMILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Income Fund (previously known as Putnam Multi-Asset Income Fund) for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$53	0.51%
[17]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R5 shares of Franklin Multi-Asset Income Fund returned 9.72%. The Fund compares its performance to the Franklin Multi-Asset Income Blended Benchmark†, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. High Dividend Equity strategy
↑	International High Dividend Equity strategy
↑	Global Fixed Income strategy

Top detractors from performance:
↓	There were no significant detractors from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	9.72	4.25	5.04
Bloomberg U.S. Aggregate Index	1.89	-0.29	0.77
Franklin Multi-Asset Income Blended Benchmark†	7.55	4.01	5.24
[18]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 932,234,716
Holdings Count | $ / shares	2,141
Advisory Fees Paid, Amount	$ 1,688,800
Investment Company Portfolio Turnover	245.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$932,234,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,141
Total Management Fee Paid	$1,688,800
Portfolio Turnover Rate	245%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition† (% of Total Net Assets)	[19],[20]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Franklin Advisers, Inc. (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	PMIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Income Fund (previously known as Putnam Multi-Asset Income Fund) for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$44	0.42%
[21]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R6 shares of Franklin Multi-Asset Income Fund returned 9.74%. The Fund compares its performance to the Franklin Multi-Asset Income Blended Benchmark†, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. High Dividend Equity strategy
↑	International High Dividend Equity strategy
↑	Global Fixed Income strategy

Top detractors from performance:
↓	There were no significant detractors from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	9.74	4.33	5.13
Bloomberg U.S. Aggregate Index	1.89	-0.29	0.77
Franklin Multi-Asset Income Blended Benchmark†	7.55	4.01	5.24
[22]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 932,234,716
Holdings Count | $ / shares	2,141
Advisory Fees Paid, Amount	$ 1,688,800
Investment Company Portfolio Turnover	245.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$932,234,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,141
Total Management Fee Paid	$1,688,800
Portfolio Turnover Rate	245%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition† (% of Total Net Assets)	[23],[24]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Franklin Advisers, Inc. (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	PMIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Income Fund (previously known as Putnam Multi-Asset Income Fund) for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$55	0.52%
[25]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class Y shares of Franklin Multi-Asset Income Fund returned 9.72%. The Fund compares its performance to the Franklin Multi-Asset Income Blended Benchmark†, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. High Dividend Equity strategy
↑	International High Dividend Equity strategy
↑	Global Fixed Income strategy

Top detractors from performance:
↓	There were no significant detractors from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	9.72	4.24	5.04
Bloomberg U.S. Aggregate Index	1.89	-0.29	0.77
Franklin Multi-Asset Income Blended Benchmark†	7.55	4.01	5.24
[26]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 932,234,716
Holdings Count | $ / shares	2,141
Advisory Fees Paid, Amount	$ 1,688,800
Investment Company Portfolio Turnover	245.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$932,234,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,141
Total Management Fee Paid	$1,688,800
Portfolio Turnover Rate	245%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition† (% of Total Net Assets)	[27],[28]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Franklin Advisers, Inc. (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.

[3]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[4]
†	Holdings may not total to 100% due to rounding.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.

[7]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[8]
†	Holdings may not total to 100% due to rounding.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.

[11]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[12]
†	Holdings may not total to 100% due to rounding.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.

[15]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[16]
†	Holdings may not total to 100% due to rounding.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.

[19]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[20]
†	Holdings may not total to 100% due to rounding.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.

[23]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[24]
†	Holdings may not total to 100% due to rounding.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.

[27]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[28]
†	Holdings may not total to 100% due to rounding.